Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting policies [line items]
Cash flow projection period		five years
Future cash flows projections growth rate	3.10%
Pre-tax discount rates	10.70%
Bottom of Range [Member]
Accounting policies [line items]
Current quantitative requirement for hedge effectiveness test	80.00%	80.00%
Net income for each period absorbed, percentage		30.00%
Top of Range [Member]
Accounting policies [line items]
Current quantitative requirement for hedge effectiveness test	125.00%	125.00%
Computer Software [Member] | Weighted average [Member]
Accounting policies [line items]
Intangible assets, estimated useful life		4 years